Loans and Allowance for Loan Losses (FY) (Details 7) - 12 months ended Dec. 31, 2017 $ in Thousands	USD ($)	Loan	contract
Financing Receivable, Modifications [Line Items]
Number of Contracts		0	0
Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract			1
Pre-Modification Outstanding Recorded Investment	$ 278
Post-Modification Outstanding Recorded Investment	278
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract			1
Pre-Modification Outstanding Recorded Investment	164
Post-Modification Outstanding Recorded Investment	$ 164